Note 8 - Staff Numbers and Costs (Details Textual)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 2,354,000	$ 2,281,000	$ 3,014,000
Directors [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	611,450	1,130,570	1,704,809
Highest Paid Director [Member]
Statement Line Items [Line Items]
Key management personnel compensation, short-term employee benefits	$ 254,084	$ 407,682	$ 1,297,504
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of employees	10	11	11